SHARE-BASED AWARDS (Schedule of Assumptions Used) (Details)	Feb. 18, 2014
Schedule Of Share Based Payment Award Stock Options Valuation Assumptions [Line Items]
Risk-free interest rate	2.33%
Dividend yield	5.00%
Exercise multiple	2.50%
Expected volatility range	39.03%